Assets and Liabilities for insurance and reinsurance contracts - Summary of movement of issued insurance contract liabilities (Parenthetical) (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Assets	S/ (40,104)	S/ 0
Life insurance [member]
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Assets	S/ 40,104,000
Annuities And Retirement Disabilities And Survival Annuities And SCTR Insurance [Member] | USD [Member] | Top of range [member]
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Percentage of fluctuation due to increase decrease in rates		6.412%	6.409%
Annuities And Retirement Disabilities And Survival Annuities And SCTR Insurance [Member] | USD [Member] | Bottom of range [member]
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Percentage of fluctuation due to increase decrease in rates	5.596%	6.412%
Annuities And Retirement Disabilities And Survival Annuities And SCTR Insurance [Member] | PEN [Member] | Top of range [member]
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Percentage of fluctuation due to increase decrease in rates		6.922%	6.962%
Annuities And Retirement Disabilities And Survival Annuities And SCTR Insurance [Member] | PEN [Member] | Bottom of range [member]
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Percentage of fluctuation due to increase decrease in rates	6.318%	6.922%
Annuities And Retirement Disabilities And Survival Annuities And SCTR Insurance [Member] | S Or Vac [Member] | Top of range [member]
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Percentage of fluctuation due to increase decrease in rates		3.599%	3.722%
Annuities And Retirement Disabilities And Survival Annuities And SCTR Insurance [Member] | S Or Vac [Member] | Bottom of range [member]
Disclosure Of Movement Of Insurance Contract Liability [Line Items]
Percentage of fluctuation due to increase decrease in rates	3.352%	3.599%